24. Post-Employment Benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 968,763	R$ 866,103	R$ 769,865
Post-employment benefits, current	58,478	53,225
Post-employment benefits, noncurrent	910,285	812,878
Pension plans
Disclosure of defined benefit plans [line items]
Post-employment benefits	1,149	1,069
Healthcare plans
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 967,614	R$ 865,034